SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment Useful Lives) (Details)	12 Months Ended
Dec. 31, 2013
Depreciable land improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life (years)	5 years
Depreciable land improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life (years)	20 years
Building and recreational facilities | Minimum
Property, Plant and Equipment [Line Items]
Useful life (years)	20 years
Building and recreational facilities | Maximum
Property, Plant and Equipment [Line Items]
Useful life (years)	40 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life (years)	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life (years)	10 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life (years)	1 year
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life (years)	40 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Useful life (years)	3 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Useful life (years)	10 years